VFB-Q3

Quarterly Report
September 30, 2025
MFS®  Total Return Bond Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$6,188,771
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,748,569
Boeing Co., 6.528%, 5/01/2034	4,067,000	4,495,931
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,627,509
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	5,054,700
		$19,115,480
Asset-Backed & Securitized – 20.6%
ACREC 2021-FL1 Ltd., “C”, FLR, 6.4% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$2,546,000	$2,548,218
ACREC 2021-FL1 Ltd., “D”, FLR, 6.9% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,058,294
ACREC 2025-FL3 LLC, “AS”, FLR, 5.775% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	3,857,000	3,844,762
Affirm, Inc., 5.08%, 4/15/2030 (n)	633,569	634,892
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	1,983,479	1,984,821
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	495,911	496,566
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	4,475,110	4,496,550
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	4,028,241	4,063,967
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	2,534,050	2,533,241
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.114% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,734,086
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.464% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	962,954
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.564% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,444,375
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.372% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,267,955
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 6.15% (SOFR - 1mo. + 2%), 6/15/2035 (n)	4,931,651	4,930,581
AREIT 2022-CRE6 Trust, “B”, FLR, 6.236% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,120,424
AREIT 2022-CRE6 Trust, “C”, FLR, 6.536% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,292,976
AREIT 2022-CRE6 Trust, “D”, FLR, 7.236% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	964,792
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.684% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	4,001,064	3,996,067
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	370,267	373,409
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058 (w)	3,352,568	3,458,395
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	43,479	4
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	11,812	25,444
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,618,597
BDS 2024-FL13 Ltd., “A”, FLR, 5.709% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,224,500	1,227,288
BDS 2025-FL14 Ltd., “B”, FLR, 5.826% (SOFR - 1mo. + 1.6926%), 10/21/2042 (n)	2,443,148	2,413,346
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,039,324
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.518% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,664,652
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 6.168% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	5,375,000	5,380,434
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,311,085
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.064% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	476,729	475,662
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 5.864% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,668,043
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.314% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,286,861
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.564% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	831,356
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.014% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	940,377
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	818,200	838,279
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	115,317	118,527
BX Trust, 2025-BCAT, “B”, FLR, 5.7% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	1,503,549	1,504,489
BXMT 2020-FL2 Ltd., “B”, FLR, 5.907% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,722,392
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,247,246
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	1,798,000	1,798,787
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	451,557	454,330
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,714,275
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	2,936,509	2,941,044
Columbia Cent CLO Ltd., 2021-31A, FLR, 6.175% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	2,457,213	2,441,860
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,944,847
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,894,918
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,073,978	1,087,685
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	866,179	871,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	$5,538,050	$5,594,404
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 6.222% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	7,408,185	7,416,727
ELM Trust, 2024-ELM, “C10”, 6.395%, 6/10/2039 (n)	742,347	748,450
ELM Trust, 2024-ELM, “C15”, 6.395%, 6/10/2039 (n)	1,011,934	1,020,221
Empire District Bondco LLC, 4.943%, 1/01/2033	1,413,792	1,431,401
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,184,851	1,202,637
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	1,020,903	1,024,431
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	1,116,904	1,117,585
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	398,740	401,363
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	494,000	495,043
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.29% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,541,472	6,542,159
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	1,877,000	1,885,464
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	3,609,000	3,674,004
JPMorgan Mortgage Trust, “A1”, 5.029%, 10/25/2033	18,351	17,494
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.775% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	3,690,506	3,679,279
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.014% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,665,835
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.264% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,304,678
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.164% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,974,477
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.733% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	7,367,000	7,364,697
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.575% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,910,776
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.325% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,427,695
Merrill Lynch Mortgage Investors, Inc., “A”, 5.968%, 5/25/2036	13,934	13,655
Merrill Lynch Mortgage Investors, Inc., “A5”, 5.086%, 4/25/2035	48,495	43,536
MF1 2020-FL4 Ltd., “AS”, FLR, 6.357% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	2,602,500	2,607,134
MF1 2021-FL5 Ltd., “C”, FLR, 5.957% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,589,039
MF1 2022-FL8 Ltd., “C”, FLR, 6.333% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,421,334
MF1 2022-FL8 Ltd., “D”, FLR, 6.783% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,388,831
MF1 2024-FL14 LLC, “AS”, FLR, 6.373% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,696,864
MF1 2024-FL15 LLC, “AS”, FLR, 6.175% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,042,077
MF1 2024-FL16 LLC, “AS”, FLR, 6.077% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	4,385,479	4,396,433
MF1 2025-FL17 LLC, “B”, FLR, 5.927% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	2,388,514	2,373,294
MF1 2025-FL19 LLC, “A”, FLR, 5.707% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	3,775,488	3,755,395
MF1 2025-FL19 LLC, “A”, FLR, 5.623% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	3,778,621	3,791,608
MF1 2025-FL20 LLC, “B”, FLR, 6.085% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	4,207,394	4,208,711
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	2,223,282	2,246,006
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,496,955
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 0%, 7/25/2065 (n)	7,213,876	7,266,440
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.078% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,308,827
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,696,271	1,703,774
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	2,345,927	2,374,288
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	1,495,302	1,505,356
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	1,502,659	1,508,540
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	2,121,223	2,118,262
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	1,489,028	1,489,087
PFP III 2024-11 Ltd., “11A”, FLR, 6.049% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	4,278,430	4,284,454
Preferred Term Securities XIX Ltd., CDO, FLR, 4.649% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	85,782	81,922
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.472% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	1,340,000	1,334,038
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.222% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,575,000	1,572,176
Residential Funding Mortgage Securities, Inc., FGIC, 3.47%, 12/25/2035 (d)(q)	2,975	45
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	3,331,195	3,323,360
Sammons Financial Group, Inc., FLR, 6.125% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	2,673,048	2,659,910
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	2,384,000	2,394,437
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.35% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	2,017,828
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.322% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,377,089
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.572% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,605,678
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	2,826,008	2,838,339
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	432,847	438,452
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	904,210	925,487
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,801,552

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.167% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	$5,537,477	$5,538,773
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	1,208,902	1,216,768
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	1,006,671	1,012,031
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.029% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,958,715
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.529% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	828,772
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.879% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,189,466
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,924,393
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,896,557
		$310,134,375
Broadcasting – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$1,568,000	$1,452,196
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,461,539
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,134,974
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	6,029,618
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,245,608
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,454,497
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	2,003,028
		$19,329,264
Building – 0.6%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$5,167,000	$5,352,206
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,241,881
		$8,594,087
Business Services – 1.3%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,321,228
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,216,022
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,287,325
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,769,062
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,352,275
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,073,305
		$20,019,217
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$6,220,859
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,503,252
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,858,772
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	340,225
		$14,923,108
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$7,126,004
Oracle Corp., 5.2%, 9/26/2035	1,994,000	2,004,980
Oracle Corp., 5.95%, 9/26/2055	1,472,000	1,467,472
		$10,598,456
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,793,705
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$1,573,371
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,922,969
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,864,767
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	5,062,588
		$15,423,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$3,059,932
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$2,539,000	$2,708,188
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,317,805
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$2,784,968
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,210,367
		$5,995,335
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$1,728,000	$1,716,901
EQT Corp., 5%, 1/15/2029	1,294,000	1,312,065
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,408,222
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,307,029
Tengizchevroil Finance Co. International Ltd. (Republic of Kazakhstan), 3.25%, 8/15/2030	3,294,000	3,036,837
		$10,781,054
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$1,529,709
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$2,329,000	$2,244,440
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,228,472
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,860,235
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,775,830
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	477,296
		$8,586,273
Food & Beverages – 0.4%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$3,726,000	$3,816,583
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,435,248
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,180,915
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	201,798
		$6,634,544
Gaming & Lodging – 0.5%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$3,765,000	$3,843,297
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,085,898
		$6,929,195
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$3,144,157
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,946,296
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	381,543
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,066,485
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	4,897,000	5,392,141
		$12,930,622
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,346,239

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.0%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$5,692,000	$5,764,016
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	999,874
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,466,927
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,628,267
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,701,037
		$14,560,121
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,901,095
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$4,843,000	$4,995,286
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,161,000	1,216,466
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,321,352
		$7,533,104
Major Banks – 7.7%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,708,492
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,794,350
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,964,245
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,238,475
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,403,046
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,438,245
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,887,534
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,164,383
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	2,392,000	2,465,092
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,944,409
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,726,408
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	8,202,496
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,620,071
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,826,401
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,430,580
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,259,833
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,856,313
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,580,982
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,159,470
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	3,016,343
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,754,237
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,280,271
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	6,231,721
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	3,063,189
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	825,355
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,891,699
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2170 (n)	7,084,000	6,443,461
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	4,194,995
		$116,372,096
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,584,482
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	585,277
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	1,013,895
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,374,284
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,226,789
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,782,000
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,789,059
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,490,350
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,188,504
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,313,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$2,562,000	$2,564,672
		$29,912,426
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$2,723,475
Metals & Mining – 1.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$3,434,000	$3,374,242
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,682,952
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,921,818
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,744,481
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,678,118
Novelis, Inc., 3.875%, 8/15/2031 (n)	3,638,000	3,316,721
		$20,718,332
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,626,329
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	4,963,000	5,070,263
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,684,824
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,298,005
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	4,049,322
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,895,343
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,178,951
MPLX LP, 4.95%, 3/14/2052	5,874,000	5,010,994
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,741,118
Targa Resources Corp., 4.2%, 2/01/2033	930,000	883,597
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,620,731
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,312,212
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,534,050
		$38,905,739
Mortgage-Backed – 16.9%
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	$5,065,489	$4,784,320
Fannie Mae, 3.95%, 1/01/2027	291,951	291,966
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	4,296,497	3,956,082
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	633,233	556,017
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,355	1,406
Fannie Mae, 3%, 2/25/2033 (i)	213,419	14,397
Fannie Mae, 5.5%, 5/01/2033 - 12/01/2038	2,371,507	2,456,488
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	1,797,468	1,840,028
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	6,027,537	6,034,004
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	647,797	679,885
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	10,466,491	10,190,856
Fannie Mae, 3.25%, 5/25/2040	82,095	78,493
Fannie Mae, 2%, 4/25/2046	172,417	160,726
Fannie Mae, 4%, 7/25/2046 (i)	295,664	54,509
Fannie Mae, 3.5%, 12/01/2046 (f)	1,111,889	1,042,229
Fannie Mae, TBA, 3.5%, 10/14/2055	350,000	319,732
Fannie Mae, UMBS, 3.5%, 1/01/2027	4,557	4,532
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	33,061,007	28,416,746
Fannie Mae, UMBS, 2%, 1/01/2037 - 3/01/2052	29,101,678	24,045,780
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	13,102,617	11,651,208
Fannie Mae, UMBS, 1.5%, 2/01/2042	149,847	126,208
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 10/01/2053	543,583	562,918
Fannie Mae, UMBS, 4.5%, 9/01/2052	594,014	581,963
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	5,255,825	5,236,029
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	1,363,824	1,398,653
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,517,709	3,554,209
Federal Home Loan Bank, 5%, 7/01/2035	502,116	514,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.3%, 10/25/2026	$2,958,000	$2,936,940
Freddie Mac, 1.212%, 7/25/2029 (i)	3,931,472	136,601
Freddie Mac, 1.26%, 8/25/2029 (i)	6,829,181	256,261
Freddie Mac, 1.954%, 4/25/2030 (i)	1,901,414	140,316
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	113,340	117,305
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	35,926	37,570
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	573,003	587,963
Freddie Mac, 5.5%, 2/15/2036 (i)	50,358	7,842
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	993,331	963,663
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	8,498,004	8,013,730
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	7,294,232	6,657,028
Freddie Mac, 4.5%, 5/01/2040 - 5/01/2042	1,516,417	1,518,578
Freddie Mac, 4.5%, 12/15/2040 (i)	19,204	1,784
Freddie Mac, 4%, 8/15/2044 (i)	47,208	4,078
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	2,529,048	2,268,597
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	26,155,875	21,264,593
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 6/01/2052	818,563	757,025
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	8,498,658	7,202,445
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	713,383	710,792
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,374,620	1,339,509
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 10/01/2054	3,198,471	3,235,584
Freddie Mac, UMBS, 6%, 6/01/2054 - 2/01/2055	5,130,860	5,277,466
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2055	5,921,937	6,004,397
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	64,397	67,314
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	10,628,472	10,463,542
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	6,929,071	6,591,897
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	4,765,209	4,431,378
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	12,417,233	11,175,126
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	13,469,905	11,602,465
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	11,322,689	9,360,564
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	8,750,491	8,737,617
Ginnie Mae, TBA, 3.5%, 10/20/2055	3,575,000	3,259,027
UMBS, TBA, 2%, 10/16/2040 - 10/14/2055	7,175,000	6,052,760
UMBS, TBA, 6.5%, 10/15/2054	3,375,000	3,487,670
UMBS, TBA, 2.5%, 10/14/2055	1,150,000	968,691
UMBS, TBA, 3%, 10/25/2055	1,025,000	900,156
		$255,091,818
Municipals – 1.7%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Taxable, “A-4”, 7%, 6/30/2039	$4,348,000	$3,587,179
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Taxable, Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,307,582
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	215,000	214,935
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,230,313
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,061,421
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,718,741
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,419,193
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,778,210
		$26,317,574
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,955,273
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,539,030
		$11,494,303
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$396,273

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.1%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$1,327,000	$1,372,633
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,481,218
Other Banks & Diversified Financials – 0.9%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$4,694,000	$4,753,304
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,978,000	8,827,359
		$13,580,663
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$6,257,020
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	2,048,030
Boston Properties LP, REIT, 5.75%, 1/15/2035	2,601,000	2,658,701
		$10,963,751
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,895,000	$5,118,236
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$2,715,765
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$5,262,483
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$2,330,000	$2,084,801
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$3,482,062
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,335,867
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	5,080,509
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,764,630
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,761,816
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	573,366
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,301,359
		$17,817,547
Tobacco – 1.2%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,641,038
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,965,767
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,186,404
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	970,148
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,882,617
		$17,645,974
Transportation - Services – 0.8%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,313,262
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	2,094,505
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,816,398
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,481,587
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	3,078,114	1,043,173
		$11,748,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.43%, 5/01/2029	$41,305	$41,389
Small Business Administration, 3.21%, 9/01/2030	754,014	733,683
Small Business Administration, 3.25%, 11/01/2030	87,870	85,923
Small Business Administration, 2.85%, 9/01/2031	172,763	165,471
Small Business Administration, 2.37%, 8/01/2032	126,624	119,977
Small Business Administration, 2.13%, 1/01/2033	676,840	634,161
Small Business Administration, 2.21%, 2/01/2033	162,769	152,882
Small Business Administration, 2.22%, 3/01/2033	518,306	485,402
Small Business Administration, 2.08%, 4/01/2033	1,056,429	983,537
Small Business Administration, 2.45%, 6/01/2033	1,019,728	961,452
Small Business Administration, 3.15%, 7/01/2033	1,362,210	1,313,129
Small Business Administration, 3.16%, 8/01/2033	1,526,440	1,465,596
Small Business Administration, 3.62%, 9/01/2033	1,078,619	1,054,764
		$8,197,366
U.S. Treasury Obligations – 23.0%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,768,383
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,581,602
U.S. Treasury Bonds, 2.375%, 2/15/2042	12,900,000	9,559,102
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	16,253,259
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,264,750
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	30,723,000
U.S. Treasury Bonds, 4.5%, 2/15/2044	40,900,000	40,003,715
U.S. Treasury Bonds, 4.25%, 2/15/2054	14,500,000	13,384,180
U.S. Treasury Bonds, 4.5%, 11/15/2054	5,900,000	5,680,824
U.S. Treasury Notes, 4.125%, 2/15/2027	46,800,000	47,070,562
U.S. Treasury Notes, 2.5%, 3/31/2027	17,600,000	17,303,000
U.S. Treasury Notes, 3.875%, 12/31/2027	11,000,000	11,060,586
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	71,335,000
U.S. Treasury Notes, 4.25%, 6/30/2029	11,500,000	11,728,652
U.S. Treasury Notes, 4%, 3/31/2030	20,000,000	20,228,906
U.S. Treasury Notes, 4.25%, 11/15/2034	16,750,000	16,939,092
		$346,884,613
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,200,108
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,504,911
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	860,036
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,741,481
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,535,445
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,697,656
		$21,539,637
Total Bonds		$1,489,024,509
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.19% (v)	24,189,838	$24,192,256

Other Assets, Less Liabilities – (0.4)%		(6,315,903)
Net Assets – 100.0%		$1,506,900,862

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,192,256 and
$1,489,024,509, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $419,132,480, representing 27.8% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 9/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	232	$48,348,438	December – 2025	$30,282
U.S. Treasury Ultra Bond 30 yr	Long	USD	655	78,640,937	December – 2025	2,502,174
						$2,532,456
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	382	$41,712,610	December – 2025	$(10,110)
At September 30, 2025, the fund had liquid securities with an aggregate value of $4,584,234 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$355,081,979	$—	$355,081,979
Non - U.S. Sovereign Debt	—	1,901,095	—	1,901,095
Municipal Bonds	—	26,317,574	—	26,317,574
U.S. Corporate Bonds	—	407,774,835	—	407,774,835
Residential Mortgage-Backed Securities	—	297,261,750	—	297,261,750
Commercial Mortgage-Backed Securities	—	78,022,387	—	78,022,387
Asset-Backed Securities (including CDOs)	—	189,942,056	—	189,942,056
Foreign Bonds	—	132,722,833	—	132,722,833
Investment Companies	24,192,256	—	—	24,192,256
Total	$24,192,256	$1,489,024,509	$—	$1,513,216,765
Other Financial Instruments
Futures Contracts – Assets	$2,532,456	$—	$—	$2,532,456
Futures Contracts – Liabilities	(10,110)	—	—	(10,110)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,508,847	$283,741,657	$297,058,609	$2,197	$(1,836)	$24,192,256

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$969,749	$—